Asset Retirement Obligations - Activities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Asset retirement obligations
Balance beginning of period	$ 44,367	$ 6,450	$ 9
Liabilities incurred or acquired	4,037	35,624	6,778
Liabilities settled	(840)	(1,742)	(662)
Revisions in estimated cash flows	1,608
Accretion expense	4,062	4,035	325
Balance end of period	$ 53,234	$ 44,367	$ 6,450